Deposits and Subordinated Debt	3 Months Ended
Jan. 31, 2022
Text Block [Abstract]
Deposits and Subordinated Debt
Note 4: Deposits and Subordinated Debt
Deposits

	Payable on demand		Payable after notice	Payable on a fixed date (4)(5)	January 31, 2022	October 31, 2021
(Canadian $ in millions)	Interest bearing	Non-interest bearing
Deposits by:
Banks (1)	4,322	2,212	953	17,486	24,973	26,611
Business and government	49,010	57,146	148,066	204,156	458,378	442,248
Individuals	5,540	38,048	123,737	54,273	221,598	216,772
Total (2) (3)	58,872	97,406	272,756	275,915	704,949	685,631
Booked in:
Canada	49,548	86,363	131,691	174,214	441,816	427,316
United States	8,981	10,971	139,667	73,016	232,635	232,830
Other countries	343	72	1,398	28,685	30,498	25,485
Total	58,872	97,406	272,756	275,915	704,949	685,631

(1)	Includes regulated and central banks.
(2)	Includes structured notes and metals deposits designated at FVTPL (Note 6).
(3)
Included in deposits as at January 31, 2022 and October 31, 2021 are $351,409 million and $342,967 million, respectively, of deposits denominated in U.S. dollars, and $39,092 million and $29,937 million, respectively, of deposits denominated in other foreign currencies.

(4)
Includes $39,345 million of senior unsecured debt as at January 31, 2022 subject to the Bank Recapitalization
(Bail-In)
regime ($35,959 million as at October 31, 2021). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(5)
Deposits totalling $20,680 million as at January 31, 2022 ($20,991 million as at October 31, 2021) can be early redeemed (either fully or partially) by customers without penalty. As we do not expect a significant amount to be redeemed before maturity, we have classified them as payable on a fixed date, based on their remaining contractual maturities.

The following table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total
As at January 31, 2022	152,358	69,229	28,684	250,271
As at October 31, 2021	140,002	72,399	23,921	236,322
The following table presents the maturity schedule for deposits payable on a fixed date and greater than one hundred thousand dollars, which are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total
As at January 31, 2022	21,096	12,711	27,723	90,828	152,358
As at October 31, 2021	20,626	12,761	20,933	85,682	140,002
Subordinated Debt
On January 10, 2022, we issued US$1,250 million of 3.088% unsecured subordinated debt through our U.S. Medium-Term Note Program. The issue is due January 10, 2037. The notes reset to a floating rate on January 10, 2032.